Consolidated Balance Sheets (FY) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,946,418	$ 1,126,124
Short-term investments	324,870	452,301
Accounts receivable	11,512	378,865
Other current assets	31,506	45,381
Total current assets	2,314,306	2,002,671
Equipment, net	3,715	15,514
Other long-term assets		18,667
Total assets	2,318,021	2,036,852
Current liabilities:
Accounts payable	167,773	263,573
Accrued expenses	136,838	782,579
Accrued warrant liability		6,414
Total current liabilities	304,611	1,052,566
Non-current liabilities
Commitments and contingencies (Note 9)
Total liabilities	304,611	1,052,566
Stockholders' equity:
Preferred stock, $.005 par value; 1,000,000 shares authorized as of December 31, 2020 and December 31, 2019, 0 shares issued and outstanding as of December 31, 2020 and December 31, 2019
Common stock, $.005 par value; 25,000,000 shares authorized as of December 31, 2020 and December 31, 2019, 13,376,062 and 11,298,239 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	66,876	56,487
Additional paid-in capital	166,762,778	163,161,523
Accumulated other comprehensive loss	(685,680)	(568,030)
Accumulated deficit	(169,104,029)	(166,705,572)
Total Cleveland BioLabs, Inc. stockholders' equity (deficit)	(2,960,055)	(4,055,592)
Noncontrolling interest in stockholders' deficit	4,973,465	5,039,878
Total stockholders' equity	2,013,410	984,286
Total liabilities and stockholders' equity	$ 2,318,021	$ 2,036,852